Segmented information - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	$ 9,347	$ 4,845	$ 10,249
Automotive
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	3,310	1,350	2,278
Industrial
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	747	0	0
Corporate And Technology Investments
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations	$ 5,290	$ 3,495	$ 7,971